Stockholders' Equity (10-K) (Details Narrative) (USD $)	0 Months Ended																					3 Months Ended		6 Months Ended		12 Months Ended			42 Months Ended	48 Months Ended					0 Months Ended									1 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended		0 Months Ended					1 Months Ended				6 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended		6 Months Ended		0 Months Ended			3 Months Ended		6 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended	0 Months Ended						0 Months Ended
	Jun. 30, 2013	Jun. 18, 2013	May 24, 2013	May 24, 2013	May 05, 2013	Feb. 19, 2013	Feb. 15, 2013	Feb. 14, 2013	Jan. 31, 2013	Jan. 16, 2013	Dec. 14, 2012	Dec. 17, 2012	Oct. 13, 2012	Oct. 12, 2012	Oct. 13, 2012	Oct. 12, 2012	Sep. 10, 2012	Apr. 17, 2012	Apr. 02, 2012	Mar. 13, 2012	Dec. 20, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Jun. 30, 2013	Dec. 12, 2012 Minimum [Member]	Apr. 02, 2012 Minimum [Member]	Dec. 12, 2012 Maximum [Member]	Apr. 02, 2012 Maximum [Member]	Feb. 14, 2013 Warrant [Member]	Sep. 21, 2012 Warrant [Member]	Jul. 13, 2012 Warrant [Member]	Apr. 17, 2012 Warrant [Member]	Mar. 13, 2012 Warrant [Member]	Feb. 09, 2012 Warrant [Member]	Dec. 20, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 15, 2010 Warrant [Member]	Apr. 30, 2011 Warrant [Member]	Jun. 30, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Jun. 30, 2010 Member's Unit [Member]	May 31, 2010 Member's Unit [Member]	Jan. 31, 2010 Member's Unit [Member]	Dec. 31, 2010 Member's Unit [Member]	Dec. 31, 2009 Member's Unit [Member]	Mar. 05, 2013 Common Stock [Member]	Dec. 19, 2012 Common Stock [Member]	Dec. 17, 2012 Common Stock [Member]	Dec. 12, 2012 Common Stock [Member]	Oct. 12, 2012 Common Stock [Member]	Mar. 31, 2012 Common Stock [Member]	Feb. 29, 2012 Common Stock [Member]	Aug. 31, 2010 Common Stock [Member]	Jun. 30, 2010 Common Stock [Member]	Jun. 30, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member] C Corporation [Member]	Jun. 30, 2010 Common Stock [Member] Advisory Board Service [Member]	Dec. 31, 2011 Common Stock One [Member]	Dec. 31, 2010 Common Stock One [Member]	Dec. 31, 2011 Common Stock Two [Member]	Feb. 29, 2012 Advisory Board Service [Member] Common Stock [Member]	Jun. 30, 2013 Advisory Board Service [Member] Common Stock [Member]	Jun. 30, 2012 Advisory Board Service [Member] Common Stock [Member]	Jun. 30, 2013 Advisory Board Service [Member] Common Stock [Member]	Jun. 30, 2012 Advisory Board Service [Member] Common Stock [Member]	Feb. 15, 2013 Consulting Agreement [Member] Common Stock [Member]	Jan. 31, 2013 Consulting Agreement [Member] Common Stock [Member]	Sep. 07, 2012 Consulting Agreement [Member] Common Stock [Member]	Jun. 30, 2013 Consulting Agreement [Member] Common Stock [Member]	Jun. 30, 2012 Consulting Agreement [Member] Common Stock [Member]	Jun. 30, 2013 Consulting Agreement [Member] Common Stock [Member]	Jun. 30, 2012 Consulting Agreement [Member] Common Stock [Member]	Jun. 30, 2013 Consulting Agreement [Member] Common Stock One [Member]	Jun. 30, 2013 Consulting Agreement [Member] Common Stock One [Member]	Mar. 09, 2012 CEO Brian Altounian [Member]	Dec. 31, 2011 Employee [Member]	Jun. 19, 2012 Employee [Member] Common Stock [Member]	Jun. 19, 2012 Director [Member] Common Stock [Member]	Jun. 30, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Sep. 10, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Mar. 09, 2012 Series A Preferred Stock [Member] Brian Altounian [Member]	Jun. 19, 2012 Series A Preferred Stock [Member] Employee [Member]	Jun. 19, 2012 Series A Preferred Stock [Member] Director [Member]	Apr. 02, 2012 Series B Convertible Preferred Stock [Member]
Preferred stock, shares designated																																																																																												5,000,000					2,000,000
Preferred stock, par value																																																																																										$ 0.0001	$ 0.0001	$ 0.001	$ 0.0001				$ 0.0001
Common Stock, Voting Rights

The holders of Series A are entitled to receive dividends in preference to dividends on common stock and are entitled to vote together with the holders of common stock with a voting right equivalent to 50 votes of common stock for each share of Series A held.

The holders of Series B are entitled to receive dividends in preference to any dividends on common stock and are entitled to vote together with the holders of common stock with a voting right equivalent to 300 votes of common stock for each share of Series B held.

Stock conversion, description

Holders of Series A may transfer their shares into two shares of common stock with the consent of all Series A holders or one share of common stock without such consent. In the event of liquidation, the holders of Series A shall be issued one share of common stock for every 50 shares of Series A.

																			In the event of liquidation, the holders of Series B shall be issued one share of common stock for every 300 shares of Series B.
Stock issued during period for consideration of services, shares			500,000	500,000			10,000,000		3,200,000																				303,500																				2,024,000				82,000,000								20,000	873,700	13,200,000	11,000,000	183,400	873,700		2,500,000	183,400			2,000,000					10,000,000	3,200,000	2,800,000								1,509,750		5,000,000					3,300,000	850,000	850,000
Stock issued during period for consideration of services																								$ 2,640,000		$ 3,300,000	$ 55,020	$ 87,370	$ 30,350																				$ 202,400													$ 87,370	$ 1,320	$ 1,100	$ 18	$ 87		$ 250,000	$ 55,020			$ 600,000					$ 2,000,000	$ 640,000	$ 840,000								$ 452,925		$ 1,500,000					$ 66,000	$ 255,000	$ 255,000
Estimated fair value of preferred stock																																																																																						990,000
Stock issued, price per share		$ 0.20			$ 0.20																																							$ 0.01					$ 0.10	$ 0.10	$ 0.05	$ 0.10	$ 0.05	$ 0.20	$ 0.30	$ 0.01	$ 0.30				$ 0.10	$ 0.10						$ 0.10	$ 0.30	$ 0.25	$ 0.25	$ 0.30					$ 0.20	$ 0.20	$ 0.30								$ 0.30	$ 0.30	$ 0.30					$ 0.30
Sale of stock, per share																																																											$ 0.30	$ 0.30
Loss on settlement of accrued expenses																																																							210,000																								784,000															924,000
Compensation expense																										142,995																																														525,000
Preferred stock, shares authorized																																																																																										5,000,000	5,000,000	5,000,000	5,000,000				2,000,000
Percentage of outstanding common stock used for acquire business																			20.00%
Stock issued during the period for cash, shares					100,000																																														100,000	17,352,000	19,640,000	100,000								50,000	100,000	63,501	888,070	10,542,000			704,070	10,492,000	184,000																	6,000,000
Stock issued during the period for cash																								20,000		19,050	257,220	2,625,000																							5,000	1,735,200	982,000	20,000								5,000	10	6	89	1,054			211,220	2,620,000	46,000
Stock issued during the period for consideration of accounts payable, shares																																																					3,200,000
Stock issued during the period for consideration of accounts payable																																																					114,000
Difference in members unit issued estimated fair value and accounts payable																																																					46,000
Stock issued during period for acquisitions, shares																																																		20,430,000
Stock issued during period for acquisitions																																																		2,043,000
Stock issued during period for exercise of warrants, shares																																												7,000,000												10,000,000
Stock issued during period for exercise of warrants																																												70,000												100,000
Stock issued during period for accrued expenses, shares		330,000																																																					750,000					30,000
Stock issued during period for accrued expenses		600																																																					225,000					9,000
Number of shares issued during the period																																																																2,000,000		2,500,000	144,746,000
Common stock, par value	$ 0.0001																		$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, authorized	500,000,000																					500,000,000		500,000,000		500,000,000	500,000,000		500,000,000	500,000,000		300,000,000		500,000,000
Sale of stock during period, shares																																																											46,834	16,667
Sale of stock during period																																																											14,050	5,000
Sale of stock, price per share																																																											$ 0.30	$ 0.30
General and administrative expense																						1,497,567	2,960,992	2,242,941	3,372,769	5,033,512	1,433,843			13,651,622																																																										1,800,000
Amortized general and administrative expenses																						7,305	14,609	53,125	53,125	841,146																																															0	75,000	150,000	225,000				42,969	85,938	312,500	312,500	160,000	266,667
Accrued expenses for services																																																							15,000																								56,000
Debt instrument, converted, principal																50,000
Debt instrument, converted, accrued interest																2,500
Debt instrument, conversion, shares issued		330,000																																																								3,500,000
Number of shares issued during the period for convertible debt											2,500,000		500,000	3,500,000	500,000																																																330,000	6,000,000
Debt instrument, maturity date						Feb. 19, 2014		Jun. 20, 2013		Jan. 16, 2014	Jul. 13, 2013		Mar. 13, 2013											Jun. 15, 2013		Jun. 15, 2013
Stock issued for conversion. shares											2,500,000
Number of common share need to be returned																																																									2,550,000
Contingent royalty liability																															500,000		1,000,000
Warrant issued to purchase number of common stock	5,000,000							2,000,000				10,000,000		3,333,333				200,000		5,000,000	6,666,666			500,000											2,000,000	5,524,692	10,000,000	200,000	5,000,000	3,333,333	6,666,666	7,000,000	2,000,000		5,000,000
Warrants exercise price																																			0.015	0.001	0.01	0.05	0.02	0.015	0.015	0.01	0.25		0.02
Warrant value																																											320,000
Fair value of the warrant																					95,082			79,167		837,264	95,082														95,082	1,680,000
Warrants exchanged with additional consulting services for the amount																																																$ 70,000
Weighted-average contractual remaining life																																													4 years 11 months 5 days	4 years 3 months 7 days	4 years 3 months 7 days